Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
3. Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Controlled Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and its equity-accounted investee, Teekay Offshore, (collectively with the Controlled Daughter Entities, the Daughter Entities), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Controlled Daughter Entities, Teekay Parent and its equity-accounted investee, Teekay Offshore, (the Legal Entity approach) and its segments are presented accordingly on this basis. The Company (which excludes Teekay Offshore) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and LPG carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Controlled Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes the Company’s revenues and income (loss) from vessel operations by segment for the periods presented in these financial statements.

	Revenues (1)(2)			Income (loss) from Vessel Operations (3)
	Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016
Teekay LNG
Liquefied Gas Carriers	478,439	385,683	336,530	169,918	188,676	174,600
Conventional Tankers	32,323	46,993	59,914	(21,319)	(40,027)	(21,419)
	510,762	432,676	396,444	148,599	148,649	153,181

Teekay Tankers
Conventional Tankers	755,763	431,178	550,543	7,204	1,416	96,752

Teekay Parent
Offshore Production	261,736	209,394	231,435	22,958	(256,758)	(48,310)
Conventional Tankers	—	5,065	32,967	—	(13,390)	(15,967)
Other	189,923	89,107	76,111	(14,442)	(20,277)	(32,219)
	451,659	303,566	340,513	8,516	(290,425)	(96,496)

Teekay Offshore (4)	—	796,711	1,152,390	—	147,060	230,853

Eliminations and other	(10,426)	(83,799)	(111,321)	—	—	—
	1,707,758	1,880,332	2,328,569	164,319	6,700	384,290

(1)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see Note 1).

(2)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the years ended 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
	2018	2017	2016
Teekay LNG - Liquefied Gas Carriers	9,418	36,358	37,336
Teekay Tankers - Conventional Tankers	1,689	—	5,404
Teekay Offshore	—	34,232	49,514
	11,107	70,590	92,254

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(4)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4). The figures above include those of Teekay Offshore until the date of deconsolidation.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
(U.S. dollars in millions)	2018	2017	2016
Royal Dutch Shell Plc (1) (2)	(5)	$259.4 or 14%	$429.9 or 19%
Petroleo Brasileiro SA (1) (3)	(5)	(5)	$223.7 or 10%
BP Plc (1) (4)	$195.0 or 11%	$183.0 or 10%	(5)

(1)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4). The figures above include those of Teekay Offshore until the date of deconsolidation.

(2)	Teekay Offshore Segment, Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, and Teekay Parent Segment — Conventional Tankers

(3)	Teekay Offshore Segment, and Teekay Tankers Segment — Conventional Tankers

(4)
Teekay Offshore Segment, Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, Teekay Parent Segment — Offshore Production, and Teekay Parent Segment — Conventional Tankers

(5)	Less than 10%.

The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Write-down and loss on sale of vessels			Equity Income (Loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Teekay LNG
Liquefied Gas Carriers	(119,108)	(95,025)	(80,084)	(33,000)	—	—	53,546	9,789	62,307
Conventional Tankers	(5,270)	(10,520)	(15,458)	(20,863)	(50,600)	(38,976)	—	—	—
	(124,378)	(105,545)	(95,542)	(53,863)	(50,600)	(38,976)	53,546	9,789	62,307
Teekay Tankers
Conventional Tankers	(118,514)	(100,481)	(104,149)	170	(12,984)	(20,594)	1,220	(25,370)	7,680
Teekay Parent
Offshore Production	(33,271)	(60,560)	(70,855)	—	(205,659)	(110)	15,089	(7,861)	(575)
Conventional Tankers	—	—	(1,717)	—	—	(12,487)	(510)	(20,677)	132
Other	(144)	163	449	—	—	—	(1,384)	(2,792)	(1,838)
	(33,415)	(60,397)	(72,123)	—	(205,659)	(12,597)	13,195	(31,330)	(2,281)

Teekay Offshore (1)	—	(219,406)	(300,011)	—	(1,500)	(40,079)	—	12,028	17,933

Teekay Offshore (2)	—	—	—	—	—	—	(6,907)	(2,461)	—
Eliminations and other	—	—	—	—	—	—	—	—	—
	(276,307)	(485,829)	(571,825)	(53,693)	(270,743)	(112,246)	61,054	(37,344)	85,639

(1)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4). The figures above include those of Teekay Offshore until the date of deconsolidation.

(2)
Commencing on September 25, 2017, the Company accounts for its investment in Teekay Offshore using the equity method, and recognized an equity loss of $6.9 million for the year ended December 31, 2018 and an equity loss of $2.5 million for the post-deconsolidation period ended December 31, 2017.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2018 $	December 31, 2017 $
Teekay LNG – Liquefied Gas Carriers	5,162,756	4,624,321
Teekay LNG – Conventional Tankers	36,701	112,844
Teekay Tankers – Conventional Tankers	2,106,169	2,125,909
Teekay Parent – Offshore Production	311,550	366,229
Teekay Parent – Conventional Tankers	13,056	13,620
Teekay Parent – Other	25,224	26,527
Teekay Offshore	233,225	280,774
Cash and cash equivalents	424,169	445,452
Other assets not allocated	99,024	118,493
Eliminations	(20,204)	(21,732)
Consolidated total assets	8,391,670	8,092,437

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2018 $	December 31, 2017 $
Teekay LNG – Liquefied Gas Carriers	687,841	708,608
Teekay LNG – Conventional Tankers	124	—
Teekay Tankers – Conventional Tankers	5,827	4,732
Teekay Parent – Other	—	7
Teekay Offshore	—	340,705
	693,792	1,054,052